Note 10 - Financial assets and liabilities held for trading - Financial assets and liabilities held for trading (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets and liabilities held for trading Line Items
Financial Assets Held For Trading From Disposable Groups USA Statement		€ 821,000,000	€ 513,000,000	€ 228,000,000
Derivative financial assets held for trading	[1]	40,183,000,000	32,232,000,000	29,523,000,000
Equity Instruments Held For Trading		11,458,000,000	8,892,000,000	5,254,000,000
Debt Instruments Held For Trading		23,970,000,000	26,309,000,000	25,577,000,000
Loans and receivables Held For Trading		32,647,000,000	34,303,000,000	28,750,000,000
Financial Assets Held For Trading		108,257,000,000	101,735,000,000	89,103,000,000
Financial Liabilities Held For Trading Abstract
Derivative financial liabilities, held for trading	[1]	41,680,000,000	34,066,000,000	30,801,000,000
Short positions, held for trading		12,312,000,000	12,249,000,000	11,025,000,000
Deposits held for trading		32,496,000,000	42,365,000,000	37,934,000,000
Financial Liabilities Held For Trading		86,488,000,000	88,680,000,000	79,761,000,000
Credit Institutions [Member]
Financial assets and liabilities held for trading Line Items
Equity Instruments Held For Trading		633,000,000	1,037,000,000	880,000,000
Other [Member]
Financial assets and liabilities held for trading Line Items
Equity Instruments Held For Trading		10,824,000,000	7,855,000,000	4,374,000,000
Issued by central banks [Member]
Financial assets and liabilities held for trading Line Items
Debt Instruments Held For Trading		1,011,000,000	840,000,000	1,001,000,000
Issued by public administration [Member]
Financial assets and liabilities held for trading Line Items
Debt Instruments Held For Trading		19,942,000,000	23,918,000,000	22,950,000,000
Issued by credit institutions [Member]
Financial assets and liabilities held for trading Line Items
Debt Instruments Held For Trading		1,479,000,000	679,000,000	790,000,000
Other debt instruments [Member]
Financial assets and liabilities held for trading Line Items
Debt Instruments Held For Trading		1,538,000,000	872,000,000	836,000,000
Loans And Advances To Central Banks [Member]
Financial assets and liabilities held for trading Line Items
Loans and receivables Held For Trading		53,000,000	535,000,000	2,163,000,000
Reverse Repurchase Central Banks [Member]
Financial assets and liabilities held for trading Line Items
Loans and receivables Held For Trading	[2]	53,000,000	535,000,000	2,163,000,000
Loans And Advances To Credit Institutions [Member]
Financial assets and liabilities held for trading Line Items
Loans and receivables Held For Trading		20,499,000,000	21,286,000,000	14,566,000,000
Reverse Repurchase Credit Institutions [Member]
Financial assets and liabilities held for trading Line Items
Loans and receivables Held For Trading	[2]	20,491,000,000	21,219,000,000	13,305,000,000
Loans and advances to Customers [Member]
Financial assets and liabilities held for trading Line Items
Loans and receivables Held For Trading		12,095,000,000	12,482,000,000	12,021,000,000
Reverse Repurchase Customers [Member]
Financial assets and liabilities held for trading Line Items
Loans and receivables Held For Trading	[2]	11,493,000,000	12,187,000,000	11,794,000,000
Central Banks Deposits [Member]
Financial Liabilities Held For Trading Abstract
Short positions, held for trading		6,277,000,000	7,635,000,000	10,511,000,000
Reverse Agreement Central Banks [Member]
Financial Liabilities Held For Trading Abstract
Short positions, held for trading	[2]	6,277,000,000	7,635,000,000	10,511,000,000
Credit Institutions Deposits [Member]
Financial Liabilities Held For Trading Abstract
Short positions, held for trading		16,558,000,000	24,969,000,000	15,687,000,000
Reverse Agreement Credit Institutions [Member]
Financial Liabilities Held For Trading Abstract
Short positions, held for trading	[2]	16,217,000,000	24,578,000,000	14,839,000,000
Customers deposits [Member]
Financial Liabilities Held For Trading Abstract
Short positions, held for trading		9,660,000,000	9,761,000,000	11,736,000,000
Reverse Agreement Customers [Member]
Financial Liabilities Held For Trading Abstract
Short positions, held for trading	[2]	€ 9,616,000,000	€ 9,689,000,000	€ 11,466,000,000

[1]

(*) The variation in 2020 is mainly due to the evolution of exchange rate derivatives at BBVA, S.A. The information for 2019 and 2018 has been subject to certain modifications related to the operation of non-significant cross currency swaps in order to improve comparability with the figures for 2020.

[2]	(**) See Note 35.